Parent company accounts - Cash flow statement (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Cash Flow Statements, Captions [Line Items]
Interest received	£ 38,212	£ 35,089	£ 18,283
Interest paid	25,287	20,303	8,686
Dividends received	3	0	31
Barclays PLC
Condensed Cash Flow Statements, Captions [Line Items]
Interest received	2,828	2,360	1,519
Interest paid	2,888	2,355	1,694
Dividends received	£ 3,087	£ 2,818	£ 2,797